CONSOLIDATED FINANCIAL STATEMENT DETAILS - SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets:
Income taxes receivable	$ 41,352	$ 26,793
Production costs	39,763	24,804
Prepaid expenses	37,665	40,091
Capitalized downloadable search toolbar costs, net	28,737	27,929
Other	56,551	54,669
Other current assets	$ 204,068	$ 174,286